TAXATION	12 Months Ended
Dec. 31, 2013
TAXATION
TAXATION

8. TAXATION

  Cayman Islands

        Under the current laws of the Cayman Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands are not subject to tax on income or capital gain. In addition, upon payments of dividends by those companies to their shareholders, no Cayman Islands withholding tax will be imposed.

  British Virgin Islands

        Under the current laws of the British Virgin Islands, the Company's subsidiary that is incorporated in the British Virgin Islands is not subject to tax on income or capital gain. In addition, upon payments of dividends by that company to its shareholders, no British Virgin Islands withholding tax will be imposed.

  Hong Kong

        51net is registered in Hong Kong as a non-Hong Kong company and is subject to Hong Kong profits tax at a rate of 16.5% on its assessable profit.

  China

        The Enterprise Income Tax Law of the PRC ("EIT Law"), which became effective January 1, 2008, applies a uniform enterprise income tax rate ("EIT") of 25% to both foreign-invested enterprises and domestic enterprises.

        In December 2009, Tech JV was designated by relevant local authorities in Shanghai as a "High and New Technology Enterprise" under the EIT Law. Tech JV became subject to a preferential tax rate of 15%. In 2012, its preferential tax status has been renewed by local tax authorities through 2014. Tech JV is entitled to this preferential 15% tax rate as long as it maintains the required qualifications, which is subject to review every three years.

        The EIT Law also imposes a 10% withholding income tax ("WHT") for dividends declared out of the profits earned after January 1, 2008 by a foreign-invested enterprise ("FIE") to its immediate holding company outside China. For certain treaty jurisdictions such as Hong Kong which has signed tax treaties with the PRC, the WHT rate is 5%. Since the Company intends to permanently reinvest earnings to further expand its businesses in mainland China, its FIEs do not intend to declare dividends to its immediate foreign holding entities in the foreseeable future. Accordingly, as of December 31, 2013, the Company has not recorded any withholding tax on the retained earnings of its FIEs in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totaled RMB1,941,315 and RMB2,505,576, and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB194,132 and RMB250,558 as of December 31, 2012 and 2013, respectively.

  Composition of Income Tax Expense

        Income (loss) before income tax expense for the years ended December 31, 2011, 2012 and 2013 were taxed within the following jurisdictions:

	2011	2012	2013
	RMB	RMB	RMB
PRC entities	526,236	608,637	665,131
Non-PRC entities	(58,672)	(42,952)	(64,183)

Total	467,564	565,685	600,948

        The current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	RMB	RMB	RMB
Current income tax expense
PRC entities	84,936	93,081	98,056
Non-PRC entities	—	—	—

Total	84,936	93,081	98,056

Deferred income tax expense (benefit)
PRC entities	(3,880)	2,498	2,252
Non-PRC entities	—	—	—

Total	(3,880)	2,498	2,252

Income tax expense
PRC entities	81,056	95,579	100,308
Non-PRC entities	—	—	—

Total	81,056	95,579	100,308

  Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

        Reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(10)%	(10)%	(10)%
Non-deductibility of expenses incurred outside the PRC	3%	2%	3%
Other permanent differences	—	(1)%	(1)%
Change in valuation allowance	(1)%	1%	—

Effective EIT rate of the Group	17%	17%	17%

        Income tax expense for the years ended December 31, 2011, 2012 and 2013 differs from the amounts computed by applying the EIT primarily due to the preferential tax rate enjoyed by Tech JV in the PRC. The aggregate amount and per share effect of the tax holidays are as follows:

	2011	2012	2013
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	46,225	57,889	63,361
Basic net income per share effect	0.81	1.01	1.08
Diluted net income per share effect	0.78	0.97	1.05

        Significant components of deferred tax assets and liabilities as of December 31, 2012 and 2013 are as follows:

	2012	2013
	RMB	RMB
Deductible temporary differences related to other payables and accruals	7,232	8,712
Deductible temporary differences related to provision for doubtful accounts	1,448	1,062

Total current deferred tax assets	8,680	9,774
Less: Valuation allowance	(37)	(17)

Net current deferred tax assets	8,643	9,757

Tax loss carryforwards	471	4,005

Amount offset by non-current deferred tax liabilities	—	(2,847)

Total non-current deferred tax assets	471	1,158
Less: Valuation allowance	(471)	(526)

Net non-current deferred tax assets	—	632

Total deferred tax assets	8,643	10,389

Taxable temporary differences related to depreciation period	(1,985)	(2,587)
Taxable temporary differences related to subsidy income	—	(6,243)
Amount offset by non-current deferred tax assets	—	2,847

Total non-current deferred tax liabilities	(1,985)	(5,983)

Total deferred tax liabilities	(1,985)	(5,983)

        All current deferred tax assets and liabilities within a single tax jurisdiction are offset and presented as a single amount, and all non-current deferred tax assets and liabilities within a single tax jurisdiction are offset and presented as a single amount in accordance with ASC 740-10-45-6 "Income Taxes—Overall—Other Presentation Matters."

        As of December 31, 2012 and 2013, valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIE subsidiaries. As those entities continue to generate tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2011, 2012 and 2013 when the Group generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carryforwards generally expire after five years. Tax loss carryforwards in the amount of RMB252 as of December 31, 2013 will expire beginning 2015.

        The following represents a roll-forward of the valuation allowance for each of the years:

	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of period	1,498	554	508
Additions	—	508	385
Reversals	(944)	(554)	(350)

Balance at end of period	554	508	543